Long term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt - Principal payments
December 31, 2015	$ 96,485
December 31, 2016	229,040
December 31, 2017	69,894
December 31, 2018	126,895
December 31, 2019	283,366
December 31, 2020 and thereafter	56,113
Total (including Excel Vessel Bridge Facility and 8.00% 2019 Notes)	861,793	190,334
Excluding Excel Vessel Bridge Facility presented separately in the balance sheet (Note 3)	56,161	0
Excluding 8.00% 2019 Notes	50,000	0
Total Long term debt	755,632
Long term debt - current portion	88,317	18,286
Long term debt - non-current portion	$ 667,315	$ 172,048